Item 1. Report to Shareholders

T. Rowe Price European Stock Fund
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Certified Financials

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Financial Highlights    For a share outstanding throughout each period
--------------------------------------------------------------------------------
              6 Months        Year
                 Ended       Ended
               4/30/03    10/31/02   10/31/01   10/31/00   10/31/99   10/31/98

NET ASSET
VALUE
Beginning of
period         $  12.77   $  15.28   $  21.69   $  22.29   $  22.38   $  19.84

Investment
activities

  Net investment
  income (loss)    0.10       0.16       0.40       0.18       0.23       0.28

  Net realized and
  unrealized gain
  (loss)           0.61      (2.31)     (5.23)      1.26       2.14       3.52

  Total from
  investment
  activities       0.71      (2.15)     (4.83)      1.44       2.37       3.80

Distributions

  Net investment
  income          (0.14)     (0.36)     (0.16)     (0.14)     (0.28)     (0.25)


  Net realized        -          -      (1.42)     (1.90)     (2.18)     (1.01)


  Total
  distributions    (0.14)     (0.36)     (1.58)     (2.04)     (2.46)     (1.26)

NET ASSET VALUE

End of period   $  13.34   $  12.77   $  15.28   $  21.69   $  22.29   $  22.38
                --------   --------   --------   --------   --------   --------


Ratios/Supplemental
Data

Total return^      5.62%    (14.51)%   (23.98)%     6.28%     11.44%     20.12%

Ratio of total
expenses to
average net
assets             1.16%!     1.11%      1.09%      1.02%      1.05%      1.05%

Ratio of net
investment
income (loss) to
average
net assets         1.58%!     1.03%      2.03%      0.71%      0.97%      1.39%

Portfolio
turnover rate      24.3%!     16.1%       5.8%      24.5%      15.7%      26.8%

Net assets,
end of period
(in millions)  $    696   $    643   $    814   $  1,250   $  1,382   $  1,412

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
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Certified Financials (Unaudited)                     April 30, 2003

Statement of Net Assets                             Shares                Value
--------------------------------------------------------------------------------
                                                                   In thousands

AUSTRIA  0.3%

Common Stocks  0.3%

Erste Bank                                          24,200      $         1,919

Total Austria (Cost $1,606)                                               1,919

BELGIUM  1.4%

Common Stocks  1.4%

Colruyt                                             21,700                1,421

Dexia (misc. symbol)                               305,180                3,504

Fortis (misc. symbol)                              124,669                2,096

UCB (misc. symbol)                                 103,272                2,864

Total Belgium (Cost $7,820)                                               9,885

DENMARK  0.7%

Common Stocks  0.7%

Novo Nordisk                                       135,900                4,931

Total Denmark (Cost $4,553)                                               4,931

FINLAND  2.2%

Common Stocks  2.2%

Nokia                                              896,195               15,191

Total Finland (Cost $4,069)                                              15,191

FRANCE  18.7%

Common Stocks  18.7%

Aventis (misc. symbol)                             148,735                7,568

AXA (misc. symbol)                                 327,356                4,981

BNP Paribas (misc. symbol)                         210,842                9,915

Cap Gemini *                                        20,970                  654

Carrefour (misc. symbol)                            72,250                3,148

Compagnie de Saint-Gobain                          128,192                4,446

Essilor International                               57,088                2,342

France Telecom
(misc. symbol)                                     451,470               10,449

Groupe Danone
(misc. symbol)                                      20,084                2,847

Hermes (misc. symbol)                               20,178                2,811

L'Oreal (misc. symbol)                              32,457      $         2,324

Lafarge                                             17,114                1,152

LVMH (misc. symbol)                                 67,725                2,961

Neopost *                                           59,859                2,075

Orange *(misc. symbol)                             382,950                3,074

Sanofi-Synthelabo                                  269,225               16,090

Schneider Electric *                                89,238                4,233

Societe Generale
(misc. symbol)                                      80,906                4,957

Societe Television
Francaise 1 (misc. symbol)                         283,260                7,972

Sodexho Alliance
(misc. symbol)                                     130,295                2,970

STMicroelectronics
(misc. symbol)                                     187,194                3,876

Suez                                               132,600                2,163

Thomson *(misc. symbol)                             51,000                  749

TotalFinaElf, Series B
(misc. symbol)                                     191,401               25,146

Trader.com, Class A
*(misc. symbol)                                     47,112                  414

Vivendi Universal                                   69,938                1,142

Total France
(Cost $104,233)                                                         130,459

GERMANY  3.7%

Common Stocks  3.7%

Allianz (misc. symbol)                              14,588                1,033

Bayer (misc. symbol)                                99,812                1,825

Bayerische Hypo-und
Vereinsbank (misc. symbol)                          26,001                  347

BMW (misc. symbol)                                  16,800                  561

Deutsche Bank (misc. symbol)                       136,316                7,063

Deutsche Boerse                                     34,100                1,601

Deutsche Telekom                                   113,163                1,516

E.On (misc. symbol)                                 50,284                2,411

Gehe (misc. symbol)                                 75,799                3,012

Medion                                              12,501                  468

Munich Re                                            7,300                  731

Rhoen-Klinikum                                      36,950                1,384

SAP                                                 16,078                1,650

Schwarz Pharma                                      12,100                  528

Siemens                                             28,588                1,428

Total Germany
(Cost $25,237)                                                           25,558

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GREECE  0.5%

Common Stocks  0.5%

National Bank of Greece *                          105,330      $         1,486

Vodafone Panafon                                   250,000                1,577

Total Greece (Cost $4,544)                                                3,063

IRELAND  0.8%

Common Stocks  0.8%

Allied Irish Banks                                 120,600                1,861

Bank of Ireland                                    116,000                1,433

Irish Life & Permanent                             209,200                2,388

Total Ireland (Cost $5,251)                                               5,682

ITALY  8.1%

Common Stocks  8.1%

Alleanza Assicurazioni
(misc. symbol)                                     893,300                8,370

Banca Intesa (misc. symbol)                      1,908,874                4,951

Banco Popolare di Verona
e Novara (misc. symbol)                            217,000                2,953

Davide Campari                                      22,200                  767

ENI (misc. symbol)                                 751,237               10,726

Gruppo Editoriale
L'Espresso (misc. symbol)                          282,000                1,110

Mediaset (misc. symbol)                            486,629                4,168

Mediolanum (misc. symbol)                          290,900                1,522

Olivetti *(misc. symbol)                           904,186                1,028

Snam Rete Gas                                      592,500                2,153

Telecom Italia
(Ordinary shares)
(misc. symbol)                                     425,040                3,479

Telecom Italia
(Savings shares)
(misc. symbol)                                     421,600                2,079

Telecom Italia Mobile                            1,885,425                8,896

UniCredito Italiano
(misc. symbol)                                     898,011                3,936

Total Italy (Cost $53,577)                                               56,138

LUXEMBOURG  0.0%

Common Stocks  0.0%

SES Global (1 FDR
Represents 1 A share)                               31,320                  184

Total Luxembourg (Cost $503)                                                184

NETHERLANDS  6.1%

Common Stocks  6.1%

Akzo Nobel                                          39,908      $           889

ASML Holding *                                     286,630                2,481

Equant *(misc. symbol)                              60,047                  350

Euronext *                                          61,900                1,370

Fortis (misc. symbol)                              186,080                3,104

ING Groep                                          531,988                8,655

Philips Electronics                                497,518                9,273

Reed Elsevier                                      125,130                1,427

Royal Dutch Petroleum                              184,686                7,568

Royal KPN *                                        617,700                4,116

Wolters Kluwer                                     266,430                3,476

Total Netherlands
(Cost $44,367)                                                           42,709

NORWAY  0.5%

Common Stocks  0.5%

Norsk Hydro (misc. symbol)                          14,759                  625

Orkla, Series A
(misc. symbol)                                     140,742                2,455

Statoil                                             81,400                  646

Total Norway (Cost $2,158)                                                3,726

PORTUGAL  0.6%

Common Stocks  0.6%

Brisa-Auto Estradas de
Portugal (misc. symbol)                            322,600                1,742

Portugal Telecom                                   333,321                2,389

Total Portugal
(Cost $4,077)                                                             4,131

RUSSIA  0.3%

Common Stocks  0.3%

Lukoil ADR, 144A (USD) +                             8,230                  569

Lukoil ADR (USD)                                    14,840                1,026

Mobile Telephone ADR 144A
(Restricted shares) (USD) *                         14,200                  681

Total Russia (Cost $2,065)                                                2,276

SPAIN  5.3%

Common Stocks  5.3%

Aurea Concesiones de
Infraestructures del
Estado                                              76,900      $         2,150


Banco Bilbao Vizcaya Argentaria                    440,515                4,443

Banco Popular Espanol                               47,800                2,322

Banco Santander Central Hispano                    620,267                4,882


Corporacion Mapfre                                  98,900                  929

Endesa (misc. symbol)                              208,096                2,957

Gamesa *(misc. symbol)                             211,124                4,336

Gas Natural (misc. symbol)                         103,800                1,990

Inditex                                            222,900                4,451

Repsol                                             166,208                2,425

Sogecable *                                         63,600                  692

Telefonica                                         493,558                5,469

Total Spain (Cost $30,005)                                               37,046

SWEDEN  5.7%

Common Stocks  5.7%

Assa Abloy (misc. symbol)                          150,000                1,432

Electrolux, Series B
(misc. symbol)                                     441,840                8,298

Hennes & Mauritz, Series B
(misc. symbol)                                     330,190                7,352

LM Ericsson, Series B *                          2,266,764                2,066

Nordea (misc. symbol)                              673,623                3,577

Sandvik (misc. symbol)                             126,500                3,219

SEB, Series A
(misc. symbol)                                     156,300                1,625

Securitas, Series B
(misc. symbol)                                     799,084                9,385

SKF, Series B
(misc. symbol)                                      92,200                2,673

Total Sweden
(Cost $43,073)                                                           39,627

SWITZERLAND  8.1%

Common Stocks  8.1%

Adecco (misc. symbol)                              196,570                7,545

Converium Holding *
(misc. symbol)                                      49,400                2,234

Credit Suisse Group *                              263,020                6,290

Nestle (misc. symbol)                               83,960               17,136

Roche (Participation
certificates)                                      101,840                6,487

Swiss Re (misc. symbol)                             45,080      $         2,948

UBS (misc. symbol)                                 237,868               11,299

Zurich Financial Services
(misc. symbol)                                      23,900                2,523

Total Switzerland
(Cost $45,182)                                                           56,462

UNITED KINGDOM  33.9%

Common Stocks  33.9%

Abbey National                                     112,533                  800

AstraZeneca                                        246,329                9,673

Autonomy *                                         113,493                  294

BG Group                                           666,818                2,669

BP                                                 620,800                3,937

Brambles                                           585,610                1,742

British America Tobacco                            138,900                1,333

Bunzl                                               94,100                  678

Cadbury Schweppes                                  799,812                4,459

Carnival                                            56,354                1,408

Centrica                                           776,740                2,066

Compass                                          1,953,400                8,999

David S. Smith                                     415,396                1,073

Diageo                                           1,204,251               13,368

Electrocomponents                                  646,570                3,232

Friends Provident                                  524,500                  824

Galen                                              108,500                  768

GKN                                                151,300                  499

GlaxoSmithKline                                  1,527,606               30,641

Granada                                          1,116,552                1,219

Hays                                               472,155                  631

HBOS                                               146,900                1,722

Hilton Group                                       305,000                  747

Kingfisher                                       3,494,416               13,666

Reed Elsevier                                    1,471,814               11,748

Rio Tinto                                          298,514                5,711

Royal Bank of Scotland                           1,245,291               32,687

Sage Group                                         701,327                1,557

Serco                                              449,639                1,126

Shell Transport & Trading                        2,802,498               16,799

Signet Group                                       460,400      $           619

Standard Chartered                                 282,500                3,154

Taylor Nelson                                      912,350                1,948

Tesco                                            2,227,930                7,056

Tomkins                                          1,365,136                4,629

Unilever                                         1,201,827               11,823

United Business Media                              327,390                1,309

Vodafone                                        12,737,392               25,162

Woolworths                                         639,833                  358

WPP Group                                          572,370                4,076

Total United Kingdom
(Cost $256,446)                                                         236,210

SHORT-TERM INVESTMENTS  1.5%

Money Market Funds  1.5%

T. Rowe Price Reserve
Investment Fund, 1.30% #                        10,315,658               10,316

Total Short-Term
Investments (Cost $10,316)                                               10,316

SECURITIES LENDING COLLATERAL 26.6%

Money Market Pooled Account 26.6%

Investment in money market
pooled account managed by
  JPMorgan Chase Bank,
  London                                       185,294,462              185,294

Total Securities Lending
Collateral (Cost $185,294)                                              185,294

                                                                          Value
--------------------------------------------------------------------------------
                                                                   in thousands

Total Investments in Securities
125.0% of Net Assets
(Cost $834,376)                                                 $       870,807

Other Assets Less Liabilities

Including $185,294 obligation
to return securities lending
collateral                                                             (174,470)

NET ASSETS                                                      $       696,337
                                                                ---------------

Net Assets Consist of:
Undistributed net investment
income (loss)                                                   $         4,901

Undistributed net realized
gain (loss)                                                             (88,926)

Net unrealized gain (loss)                                               36,630

Paid-in-capital applicable to 52,210,915
shares of $0.01 par value capital stock
outstanding; 2,000,000,000 shares of the
Corporation authorized                                                  743,732

NET ASSETS                                                             $696,337
                                                                       --------

NET ASSET VALUE PER SHARE                                                $13.34
                                                                         ------

#    Seven-day yield

*    Non-income producing

(misc. symbol) All or a portion of this security is on loan at April 30, 2003 -
     See Note 2

+ Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $569,000 and represents 0.1% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $1,250,000 and represents 0.2% of net assets

ADR  American Depository Receipts

FDR  Fiduciary Depository Receipts

USD  United States dollar

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
In thousands
                                                                       6 Months
                                                                          Ended
                                                                        4/30/03

Investment Income (Loss)

Income

  Dividend (net of foreign taxes of $1,222)                     $         8,334

  Securities lending                                                        178

  Interest                                                                   67

  Total income                                                            8,579

Expenses

  Investment management                                                   2,576

  Shareholder servicing                                                     789

  Custody and accounting                                                    199

  Prospectus and shareholder reports                                         30

  Registration                                                               20

  Legal and audit                                                            10

  Directors                                                                   5

  Total expenses                                                          3,629

Net investment income (loss)                                              4,950

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                            (27,884)

  Foreign currency transactions                                             462

  Net realized gain (loss)                                              (27,422)

Change in net unrealized gain (loss)

  Securities                                                             62,974

  Other assets and liabilities
  denominated in foreign currencies                                         147

  Change in net unrealized gain (loss)                                   63,121

Net realized and unrealized gain (loss)                                  35,699

INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                        $        40,649
                                                                ---------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   4/30/03             10/31/02

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $         4,950      $         7,903

  Net realized gain (loss)                         (27,422)             (44,128)

  Change in net unrealized gain (loss)              63,121              (65,448)

  Increase (decrease) in net assets
  from operations                                   40,649             (101,673)

Distributions to shareholders

  Net investment income                             (6,956)             (18,861)

Capital share transactions *

  Shares sold                                      280,434              743,349

  Distributions reinvested                           6,536               17,699

  Shares redeemed                                 (267,227)            (811,587)

  Increase (decrease)
  in net assets from capital
  share transactions                                19,743              (50,539)

Net Assets

Increase (decrease) during
period                                              53,436             (171,073)

Beginning of period                                642,901              813,974

End of period                              $       696,337      $       642,901
                                           ---------------      ---------------

*Share information

  Shares sold                                       22,730               51,303

  Distributions reinvested                             517                1,129

  Shares redeemed                                  (21,384)             (55,363)

  Increase (decrease)
  in shares outstanding                              1,863               (2,931)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price European Stock Fund
--------------------------------------------------------------------------------
Certified Financials (Unaudited)                     April 30, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on February 28, 1990. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Expenses Paid Indirectly
Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At April 30, 2003, the value of loaned securities was $178,110,000; aggregate collateral consisted of $185,295,000 in the money market pooled account and U.S. government securities valued at $46,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $86,117,000 and $76,060,000, respectively, for the six months ended April 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of April 30, 2003.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of October 31, 2002, the fund had $61,504,000 of unused capital loss carryforwards, of which $17,588,000 expire in 2009, $43,916,000 expire in 2010.

At April 30, 2003, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $834,376,000. Net unrealized gain aggregated $36,630,000 at period-end, of which $140,982,000 related to appreciated investments and $104,352,000 related to depreciated investments.

NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price International, Inc. (the manager), a wholly owned subsidiary of T. Rowe Price Associates, Inc. (Price Associates), which is wholly owned by T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.50% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At April 30, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $444,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $589,000 for the six months ended April 30, 2003, of which $102,000 was payable at period-end.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) may invest. The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended April 30, 2003, the fund was allocated $43,000 of Spectrum Funds' expenses, of which $25,000 related to services provided by Price and $10,000 was payable at period-end. At April 30, 2003, approximately 2.2% of the outstanding shares of the fund were held by the Spectrum Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended April 30, 2003, totaled $37,000 and are reflected as interest income in the accompanying Statement of Operations.


Item 9. Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     June 12, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     June 12, 2003